Revenues from Contract with Customers - Summary of Contractual Asset from Contracts with Customer (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue [Abstract]
Trade Receivables	€ 165,259	€ 127,818
Contract Assets	62,133	39,430
Contract Liabilities	(18,771)	(5,031)
Advances From Customers	(23,616)	(48,361)
Total	€ 185,005	€ 113,856